Cover	Mar. 27, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 27, 2025
Entity Registrant Name	Gold Flora Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	0-56348
Entity Tax Identification Number	93-2261104
Entity Address, Address Line One	3165 Red Hill Avenue
Entity Address, City or Town	Costa Mesa
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92626
City Area Code	949
Local Phone Number	252-1908
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001876945
Amendment Flag	false